Income Taxes (Reconciliation between Statutory Tax Rate and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Differential statutory tax rates	(5.00%)	(4.70%)	(7.90%)
Non-deductible expenses	(14.80%)	(1.50%)	(7.90%)
Change in deferred tax liabilities	12.30%	0.00%	0.00%
Change in valuation allowance	(5.20%)	(18.80%)	(9.00%)
Effective tax rate	12.30%	0.00%	0.20%